Significant Risks	12 Months Ended
Mar. 31, 2025
Significant Risks [Abstract]
Significant Risks

3. Significant Risks

Currency risk

The Group’s operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations denominated in foreign currencies. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ as not significant as HK$ is pegged to US$.

Concentration and credit risks

Financial instruments that potentially subject the Group to the credit risks consist of cash, restricted cash, receivables from broker-dealers and clearing organizations, receivables from customers and amounts due from related party. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

The Group deposits its cash with reputable banks located in Hong Kong. As of March 31, 2025 and 2024, $7,885,624 and $8,938,202 were deposited with these banks, respectively. Balances maintained with banks in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of HK$500,000 (equivalent to $64,268), and further increased to HK$800,000 (equivalent to $102,829) effective on October 1, 2024, for each depositor at one bank, whilst the balances maintained by the Group may at times exceed the insured limits. Cash balances maintained with banks in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs. The Group has not experienced any losses in these bank accounts and management believes that the Group is not exposed to any significant credit risk on cash.

For the credit risk related to receivables from broker-dealers and clearing organizations, receivables from customers, amounts due from related party and other assets, the Group performs regular and ongoing credit assessments of the counterparts’ financial conditions and credit histories. The Group also assesses historical collection trends, aging of receivables, securities it holds on hand of these counterparts. Further, for receivables from customers related to brokerage transactions, of which, under the contracts entered into between the Group and the customers, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in case of default. The Group generally holds no collateral or security against other receivables. The Group considers that it has adequate controls over these receivables in order to minimize the related credit risk. As of March 31, 2025 and 2024, the balances of allowance for expected credit losses were $105,920 and $7,668, respectively.

For the years ended March 31, 2025, 2024 and 2023, most of the Group’s assets were located in Hong Kong. At the same time, the Group considers that it is exposed to the following concentrations of risk:

(a)	Major customers

For the year ended March 31, 2025, there were two counterparties of the Group who accounted for 10% or more of the Group’s revenues. Revenues from these counterparties for the year ended March 31, 2025 represented approximately 54% and 31% of the Group’s total revenue for that year. For the year ended March 31, 2024, there were three counterparties of the Group who accounted for 10% or more of the Group’s revenues. Revenues from these counterparties for the year ended March 31, 2024 represented approximately 28%, 14% and 11% of the Group’s total revenue for that year. For the year ended March 31, 2023, there were three counterparties of the Group who accounted for 10% or more of the Group’s revenues. Revenues from these counterparties for the year ended March 31, 2023 represented approximately 20%, 12% and 10% of the Group’s total revenue for that year.

(b)	Receivables

As of March 31, 2025, there were three counterparties whose receivables accounted for 10% or more of the Group’s total balances of receivables from broker-dealers and clearing organizations and receivables from customers before allowance for expected credit losses. These receivables accounted for approximately 37%, 23% and 10% of the total balances of receivables from broker-dealers and clearing organizations and receivables from customers before allowance for expected credit losses, respectively. As of March 31, 2024, there were three counterparties whose receivables accounted for 10% or more of the Group’s total balances of receivables from broker-dealers and clearing organizations and receivables from customers before allowance for expected credit losses. These receivables accounted for approximately 39%, 30% and 11% of the total balances of receivables from broker-dealers and clearing organizations and receivables from customers before allowance for expected credit losses, respectively. As of March 31, 2025, receivable from the top counterparty represented cash deposits placed with broker-dealers. As of March 31, 2024, receivables from the top counterparty represented balances due from the clearing exchange in Hong Kong which arose from unsettled trades on trade-date basis.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial conditions and results of operations. The Group is exposed to floating interest rate risk on bank deposits and overdue customers, in particular during a period when the interest rate is expected to change significantly. Nevertheless, with the amounts of bank deposits and overdue customers in concern, the Group considers its interest rate risk is not material and the Group has not used any derivatives to manage or hedge its interest risk exposure.